TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan obtained its latest determination letter on March 13, 2017, in which the Internal Revenue Service stated that the Plan and related trust, as adopted, were designed in accordance with the applicable requirements of the Internal Revenue Code ("IRC"). The Plan has been amended since the latest determination letter; however, the Company believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC in all material respects. Therefore, the Company believes that the Plan was qualified and the related trust was tax-exempt as of the financial statement dates.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.